Balances and Transactions with Related Parties and Affiliated Companies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Balances
Account receivable with related party transaction	$ 491	$ 378
Other receivables	76	93
Other payables	1,225	1,845
BBVA Bancomer, S.A de C.V. | Bank loans and notes payables
Balances
Account payables with related party transactions	1,566	1,651
BBVA Bancomer, S.A de C.V. | Cash and cash equivalent
Balances
Assets balance with related party transaction	3,576	5,233
Grupo Financiero Scotiabank Inverlat SA
Balances
Assets balance with related party transaction	2,209	3,897
Account payables with related party transactions	30	124
The Coca-Cola company | Bank loans and notes payables and accounts payable
Balances
Account payables with related party transactions	$ 784	$ 1,196